Post-employment benefits for associates - Additional information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation (in years)		12 years 4 months 24 days	11 years 7 months 6 days
Defined contribution plans charges		$ 151	$ 144	$ 133
United Kingdom | Pension plans | Foreign countries
Disclosure of defined benefit plans [line items]
Maximum number of years to eliminate shortfall (in years)		10 years
Provisions and Other Non-current Liabilities
Disclosure of defined benefit plans [line items]
Gain (loss) on plan amendment	$ (15)
Other Income
Disclosure of defined benefit plans [line items]
Increase (decrease) in DBO	$ (15)
Benefit obligation
Disclosure of defined benefit plans [line items]
Top four countries (as a percent)		88.00%
Benefit obligation | United States | Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Associates covered (as a percent)		98.00%